Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities - Gains And Losses On Sales And Changes In Carrying Amounts Of Investments (Details) - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities
Marketable investment securities - realized and unrealized gains (losses)		$ 829		$ 3,599	$ 3,119	$ 5,313	$ 87,020
Costs related to early redemption of debt				(439)		(3,261)	(1,470)
Gain (loss) on sale of subsidiary						7,004
Equity in earnings of affiliates	$ (399)	2,297	$ (121)	1,353	3,514	(2,110)	2,163
Other	247	5	914	51	976	2,048	798
Total	$ (152)	$ 3,131	$ 793	$ 4,564	$ 7,609	$ 8,994	$ 88,511